		CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND
		SCHEDULE OF INVESTMENTS
		December 31, 2021 (unaudited)
		Shares	Fair Value
97.72%	COMMON STOCKS
6.00%	COMMUNICATIONS SERVICES
	AMC Networks - Class A *	9,750	$335,790
	Millicom Internatinal Cellular S.A.*	13,350	379,808
			715,598
15.20%	CONSUMER DISCRETIONARY
	Big Lots, Inc.	10,450	470,773
	Chico's FAS, Inc.*	57,630	310,049
	Perdoceo Education Corp.*	33,140	389,726
	Qurate Retail, Inc. - Class A	50,260	381,976
	Urban Outfitters, Inc.*	8,880	260,717
			1,813,241
2.71%	CONSUMER STAPLES
	Fresh Del Monte Produce, Inc.	11,720	323,472
2.62%	ENERGY
	KLX Energy Services Holdings, Inc.*	26,110	80,941
	Liberty Oilfield Services, Inc.*	23,850	231,345
			312,286
21.76%	FINANCIALS
	Community Trust Bancorp, Inc.	11,900	518,959
	CVB Financial Corp.	20,720	443,615
	First Hawaiian, Inc.	15,090	412,410
	Hancock Whitney Corp.	7,830	391,657
	WesBanco, Inc.	11,660	407,983
	Westamerica Bancorp.	7,310	422,006
			2,596,630
7.65%	HEALTHCARE
	Change Healthcare, Inc.*	16,020	342,508
	NextGen Healthcare, Inc.*	32,030	569,814
			912,322
17.69%	INDUSTRIALS
	Forward Air Corp.	2,440	295,460
	HNI Corp.	10,160	427,228
	Pitney Bowes, Inc.	64,300	426,309
	Steelcase, Inc.	21,010	246,237
	Stericycle, Inc.*	6,090	363,208
	Thermon Group Holdings, Inc.*	20,780	351,805
			2,110,247
17.48%	INFORMATION TECHNOLOGY
	CDK Global, Inc.	13,580	566,829
	DXC Technology Co.*	13,930	448,407
	EVERTEC, Inc.	10,330	516,293
	NCR Corp.*	13,810	555,162
			2,086,691
6.61%	MATERIALS
	Compass Minerals International, Inc.	7,780	397,402
	Sealed Air Corp.	5,800	391,326
			788,728
97.72%	TOTAL COMMON STOCKS		11,659,215
97.72%	TOTAL INVESTMENTS		11,659,215
	CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND
	SCHEDULE OF INVESTMENTS
	December 31, 2021 (unaudited)
	Shares	Fair Value
2.28%	Other assets, net of liabilities	272,271
100.00%	NET ASSETS	$11,931,486

* Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$11,659,215	$-	$-	$11,659,215
Total Investments	$11,659,215	$-	$-	$11,659,215

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2021.

At December 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $10,138,386 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,944,170
Gross unrealized depreciation	(423,341)
Net unrealized appreciation	$1,520,829